Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Operating revenues:
Contract revenue	$ 94,747	$ 131,582	$ 197,980	$ 250,359	$ 476,409	$ 498,065	$ 531,001
Operating expenses:
Flight operations	36,197	49,329	71,470	101,147	184,472	216,748	177,038
Maintenance	43,539	44,272	90,066	92,899	184,725	199,648	201,930
Aircraft rent	1,324	1,408	2,940	2,612	7,797	6,200	36,989
General and administrative	11,484	11,133	21,003	23,142	44,248	48,765	43,966
Depreciation and amortization	5,955	9,823	13,934	23,116	40,041	60,359	81,508
Asset impairment	46,173	2,659	111,838	43,043	73,709	54,343	171,824
Loss/(Gain) on sale of assets	7,706		54,397	150	682	(7,162)	(4,723)
(Gain) on extinguishment of debt				(2,954)	(2,954)	1,505	397
Other operating expenses	(379)	1,315	381	4,159	6,555	3,510	7,471
Total operating expenses	151,999	119,939	366,029	287,164	542,229	582,411	716,003
Operating (loss) income	(57,252)	11,643	(168,049)	(36,805)	(65,820)	(84,346)	(185,002)
Other (expense) income, net:
Interest expense	(5,334)	(10,640)	(12,398)	(21,800)	(38,455)	(49,921)	(35,289)
Interest income	24	14	41	28	68	146	139
Gain on investments, net		7,230		7,230	8,032
Unrealized (loss)/gain on investments, net	(11)	(6,499)	(53)	(4,048)	(6,145)	5,408	(13,715)
Gain on extinguishment of debt					2,954
Gain on debt forgiveness		10,500	4,500	10,500	10,500
Other income (expense), net	79	(516)	(2,820)	(359)	(1,630)	(148)	(801)
Total other (expense) income, net	(5,242)	89	(10,730)	(8,449)	(24,676)	(44,515)	(49,666)
(Loss) income before taxes	(62,494)	11,732	(178,779)	(45,254)	(90,496)	(128,861)	(234,668)
Income tax (benefit)/expense	(3,863)	72	(5,591)	936	519	(8,745)	(51,990)
Net (loss) income and comprehensive (loss) income	$ (58,631)	$ 11,660	$ (173,188)	$ (46,190)	$ (91,015)	$ (120,116)	$ (182,678)
Net (loss) income per share attributable to common shareholders
Basic	$ (1.42)	$ 0.28	$ (4.19)	$ (1.13)	$ (2.21)	$ (3.04)	$ (5.06)
Diluted	$ (1.42)	$ 0.28	$ (4.19)	$ (1.13)	$ (2.21)	$ (3.04)	$ (5.06)
Weighted-average common shares outstanding
Basic	41,334	41,068	41,333	41,004	41,137	39,465	36,133
Diluted	41,334	41,068	41,333	41,004	41,137	39,465	36,133
Contract Revenue
Operating revenues:
Contract revenue	$ 68,423	$ 113,820	$ 149,101	$ 214,920	$ 404,322	$ 421,298	$ 478,482
Pass-through and other revenue
Operating revenues:
Contract revenue	$ 26,324	$ 17,762	$ 48,879	$ 35,439	$ 72,087	$ 76,767	$ 52,519